DISPOSITION (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disposition [Abstract]
Proceeds from disposition of certain non-core assets and undeveloped land	$ 0	$ 10,027	$ 0
Loss on disposition of certain non-core assets and undeveloped land	$ 0	$ 13,813	$ 0